INCOME TAX - Company's net deferred tax assets (liabilities) (Details)	Dec. 31, 2020 USD ($)
Deferred tax assets:
Start-up costs	$ 33,188
Net operating loss carryforwards	14,688
Gross deferred tax assets	47,876
Valuation allowance	(27,174)
Deferred tax liabilities:
Unrealized gain on investments	(20,702)
Total deferred tax liabilities	$ (20,702)